INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Expenses classified by nature and function
Amortization of intangible assets			$ 6,660,438	$ 5,944,246
Depreciation of property, plant and equipment			3,381,913	3,035,184
Depreciation of leased assets			1,760,806	1,771,006
Obsolescence			1,102,370	477,756
Production costs
Expenses classified by nature and function
Amortization of intangible assets	$ 82,419	$ 55,985	164,926	156,124
Commissions and royalties	253,018	560,371	559,040	560,371
Import and export expenses		(49,057)
Depreciation of property, plant and equipment	390,490	417,079	777,582	831,630
Depreciation of leased assets	810,694	537,435	1,223,674	694,762
Freight and haulage	121,973	507,318	209,015	989,210
Employee benefits and social securities	1,798,018	2,089,862	3,379,957	3,637,584
Maintenance	698,085	365,665	1,055,278	741,278
Energy and fuel	149,814	178,341	334,059	294,101
Supplies and materials	55,524	131,968	128,057	313,896
Mobility and travel	23,780	27,741	46,431	59,304
Contingencies	6,149	55,521	15,527	55,521
Share-based incentives		169,600		228,533
Professional fees and outsourced services	112,672	325,485	563,493	809,327
Office supplies and registrations fees	1,721	17,189	4,471	59,035
Insurance	28,871	50,898	67,658	108,022
Information technology expenses	3,799	4,723	11,391	12,597
Obsolescence	944,946	(148,656)	1,102,370	401,812
Taxes	4,444	9,115	18,643	9,831
Miscellaneous	169	(9,227)	5,156	12,938
Total	5,486,586	5,297,356	9,666,728	9,975,876
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	399,563	334,208	774,713	723,368
Analysis and storage		5,371		8,285
Commissions and royalties	339,349	217,537	616,117	994,134
Import and export expenses	71,306	234,658	215,849	655,178
Depreciation of property, plant and equipment	518,645	584,919	1,055,872	1,201,350
Depreciation of leased assets	44,315	458,103	537,132	1,038,992
Impairment of receivables	427,322	1,738,911	1,104,849	1,923,790
Freight and haulage	2,126,857	2,565,292	2,894,464	4,692,869
Employee benefits and social securities	5,742,103	7,896,771	11,803,894	14,998,917
Maintenance	326,095	521,498	676,112	879,128
Energy and fuel	24,480	18,632	50,858	42,155
Supplies and materials	208,899	360,348	573,215	881,164
Mobility and travel	342,362	670,637	899,062	1,371,345
Publicity and advertising	762,340	692,979	1,669,903	1,918,098
Contingencies	69,586	(177,193)	93,659	119,966
Share-based incentives		1,321,865		1,928,620
Professional fees and outsourced services	2,258,752	2,236,402	4,292,248	3,816,499
Professional fees related parties		226,041		270,679
Office supplies and registrations fees	158,044	97,034	263,213	348,067
Insurance	365,576	554,717	1,035,191	1,116,210
Information technology expenses	487,478	730,430	923,628	1,409,359
Obsolescence		11,794		75,944
Taxes	2,461,168	3,999,151	4,828,468	8,464,164
Miscellaneous	10,626	51,539	19,203	85,988
Total	17,144,866	25,351,644	34,327,650	48,964,269
Total
Expenses classified by nature and function
Amortization of intangible assets	481,982	390,193	939,639	879,492
Analysis and storage		5,371		8,285
Commissions and royalties	592,367	777,908	1,175,157	1,554,505
Import and export expenses	71,306	185,601	215,849	655,178
Depreciation of property, plant and equipment	909,135	1,001,998	1,833,454	2,032,980
Depreciation of leased assets	855,009	995,538	1,760,806	1,733,754
Impairment of receivables	427,322	1,738,911	1,104,849	1,923,790
Freight and haulage	2,248,830	3,072,610	3,103,479	5,682,079
Employee benefits and social securities	7,540,121	9,986,633	15,183,851	18,636,501
Maintenance	1,024,180	887,163	1,731,390	1,620,406
Energy and fuel	174,294	196,973	384,917	336,256
Supplies and materials	264,423	492,316	701,272	1,195,060
Mobility and travel	366,142	698,378	945,493	1,430,649
Publicity and advertising	762,340	692,979	1,669,903	1,918,098
Contingencies	75,735	(121,672)	109,186	175,487
Share-based incentives		1,491,465		2,157,153
Professional fees and outsourced services	2,371,424	2,561,887	4,855,741	4,625,826
Professional fees related parties		226,041		270,679
Office supplies and registrations fees	159,765	114,223	267,684	407,102
Insurance	394,447	605,615	1,102,849	1,224,232
Information technology expenses	491,277	735,153	935,019	1,421,956
Obsolescence	944,946	(136,862)	1,102,370	477,756
Taxes	2,465,612	4,008,266	4,847,111	8,473,995
Miscellaneous	10,795	42,312	24,359	98,926
Total	$ 22,631,452	$ 30,649,000	$ 43,994,378	$ 58,940,145